Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2024		Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,579	[1]	€ 1,521
Current financial assets	6,002	[1]	5,810
Current investments	5,833		5,728
Other current financial assets	6,002		5,810
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,579		1,521
Current financial assets	48,592		49,226
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	41,914		43,258
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	676		140
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180		180
Current financial assets			18
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180		180
Current financial assets	42,590		43,416
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,399		1,341
Current investments	169		82
Non-current financial assets | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,399		1,341
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	5,833		5,728
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	€ 6,002		€ 5,810

[1]	Unaudited